Tax-Free Fund For Utah

SUMMARY PROSPECTUS

October 31, 2010

Tickers:	Class A – UTAHX	Class C – UTACX
	Class I – UTAIX	Class Y – UTAYX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund's complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.aquilafunds.com/literature.html. You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Fund's Prospectus and Statement of Additional Information, both dated October 31, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The Fund’s objective is to provide you as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 17 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 18 of the Prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 20 of the Prospectus. No Class I Shares are currently outstanding.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares	Class Y Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)

Management Fee	0.50%	0.50%	0.50%	0.50%

Distribution (12b-1) Fee	0.20%	0.75%	0.15%	None

Other Expenses	0.17%	0.42%	0.38%	0.17%

Total Annual Fund Operating Expenses	0.87%	1.67%	1.03%	0.67%

Total Fee Waivers and/or Reimbursement(2)	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses After Waivers and Reimbursements(2)	0.84%	1.64%	1.00%	0.64%

(1)	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase.

(2)
The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period November 1, 2010 through October 31, 2011 so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.64% for Class C Shares, 1.00% for Class I Shares or 0.64% for Class Y Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$482	$664	$860	$1,427
Class C Shares	$267	$524	$905	$1,565
Class I Shares	$102	$325	$566	$1,257
Class Y Shares	$65	$211	$370	$832

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$167	$524	$905	$1,565

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.70% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in tax-free municipal obligations which pay interest exempt from Utah state and regular Federal income taxes. We call these “Utah Double-Exempt Obligations.” These obligations consist of those issued by the State of Utah, its counties and various other local authorities and by other states and entities that do not tax interest from obligations issued by the State of Utah. At least 50% of the Fund's assets will always consist of obligations of Utah-based issuers. These obligations may be of any maturity, but the Fund's average portfolio maturity has traditionally been between 10 and 20 years.

At the time of purchase, the Fund’s Utah Double-Exempt Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Fund’s Manager, Aquila Investment Management LLC.

The Manager selects obligations for the Fund’s portfolio to best achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks

The Fund’s assets, consisting substantially of Utah issues, are subject to economic and other conditions affecting Utah. Adverse local events, such as the current downturn in the Utah economy and continued high unemployment, could affect the value of the Fund’s portfolio. (See “What are the main risk factors and special considerations specifically relating to investment in Utah Double-Exempt Obligations?” in the Fund’s Prospectus.)

There are two types of risk associated with any fixed-income debt securities such as Utah Double-Exempt Obligations: interest rate risk and credit risk.

•
Interest rate risk relates to fluctuations in market value arising from changes in prevailing interest rates. If interest rates rise, the value of debt securities, including Utah Double-Exempt Obligations, will normally decline. If the value of Utah Double-Exempt Obligations held by the Fund declines, the net asset value of your shares in the Fund will also decline. Utah Double-Exempt Obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

•
Credit risk relates to the ability of the particular issuers of the Utah Double-Exempt Obligations the Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

An investment in the Fund is not a deposit in any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a particular issuer. In general, the more the Fund invests in the securities of specific issuers, the more the Fund is exposed to risks associated with investments in those issuers.

Loss of money is a risk of investing in the Fund.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS
Class Y Shares
2000 - 2009

20%
18%
16%                                                                16.69
14%                                                                XXXX
12%    11.44                                                       XXXX
10%    XXXX          10.33                                         XXXX
 8%    XXXX          XXXX                                          XXXX
 6%    XXXX          XXXX   6.12                                   XXXX
 4%    XXXX   4.24   XXXX   XXXX   4.53         4.97               XXXX
 2%    XXXX   XXXX   XXXX   XXXX   XXXX   3.63  XXXX  2.48         XXXX
 0%    XXXX   XXXX   XXXX   XXXX   XXXX   XXXX  XXXX  XXXX  XXXX   XXXX
-2%                                                         XXXX
-4%                                                         XXXX
-6%                                                         XXXX
-8%                                                        -8.01

       2000   2001   2002   2003   2004   2005  2006  2007  2008   2009

Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 6.43% (quarter ended September 30, 2009) and the lowest return for a quarter was –4.91% (quarter ended September 30, 2008).

	Average Annual Total Returns for the Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	11.89%	2.61%	4.82%
Class C	14.66%	2.62%	4.36%
Class Y	16.69%	3.66%	5.46%
Class Y Returns After Taxes:
On Distributions	16.62%	3.59%	5.36%
On Distributions and Redemption	12.74%	3.72%	5.31%
Barclays Capital Quality Intermediate Municipal Bond Index(1)	7.36%	4.42%	5.30%

(1) This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.

These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.  The total returns reflect reinvestment of dividends and distributions.

Management

Investment Adviser

Aquila Investment Management LLC (the “Manager”)

Portfolio Managers --  Mr. Todd Curtis, Vice President of the Fund, has been the portfolio manager of the Fund since April 2009.  He has been the portfolio manager of Tax-Free Trust of Arizona since its inception in 1986. He is also the portfolio manager of Churchill Tax-Free Fund of Kentucky and was that fund’s backup portfolio manager from 2004 to 2009.

Mr. James Thompson, Vice President of the Fund, has been co-portfolio manager of the Fund since October 1, 2009. Mr. Thompson has twenty-four years of experience in the municipal finance industry.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C shares either through a financial advisor or directly from the Fund and Class I Shares and Class Y Shares through a financial intermediary. The minimum initial purchase into the Fund is $1,000, and $50 if an automatic investment program is established. There is no minimum for subsequent investments.

Tax Information

The Fund's distributions of its net exempt interest income from Utah Double-Exempt Obligations are generally exempt from regular Federal and Utah state income tax. A portion of these distributions, however, may be subject to the Federal alternative minimum tax. It is possible that a portion of the Fund’s dividends will be subject to Federal and Utah income taxes. There may be distributions of capital gains which will be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its Distributor or Manager may pay the intermediary for the sale of Fund shares and related shareholder servicing activities. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.